Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share capital amount	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2020	$ 657	$ 140,129	$ (2,662)	$ (66,105)	$ 72,019
Balance (in Shares) at Dec. 31, 2020	13,931,456
Share-based compensation		3,356			3,356
RSUs vested	$ 12	(12)
RSUs vested (in Shares)	223,730
Net income (loss)				(5,263)	(5,263)
Other comprehensive income (loss)			42		42
Balance at Dec. 31, 2021	$ 669	143,473	(2,620)	(71,368)	70,154
Balance (in Shares) at Dec. 31, 2021	14,155,186
Share-based compensation		5,174			5,174
RSUs vested	$ 37	(37)
RSUs vested (in Shares)	583,896
Net income (loss)				(2,257)	(2,257)
Other comprehensive income (loss)			(288)		(288)
Balance at Dec. 31, 2022	$ 706	148,610	(2,908)	(73,625)	$ 72,783
Balance (in Shares) at Dec. 31, 2022	14,739,082				14,739,082
Share-based compensation		6,117			$ 6,117
RSUs vested	$ 30	(30)
RSUs vested (in Shares)	568,650
Net income (loss)				3,713	3,713
Other comprehensive income (loss)			(122)		(122)
Balance at Dec. 31, 2023	$ 736	$ 154,697	$ (3,030)	$ (69,912)	$ 82,491
Balance (in Shares) at Dec. 31, 2023	15,307,732				15,307,732